Document And Entity Information	Dec. 10, 2025
Document Information Line Items
Entity Central Index Key	0002074973
Amendment Description	AMENDMENT No. 1
Document Type	S-1/A
Entity Registrant Name	Churchill Capital Corp XI
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true